Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

Note 7. Inventories

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Laboratory inventories	443	420	353
Inventories write‑down	(33)	(33)	(33)
Total inventories	410	387	320

The write‑down presented for the year ended December 31, 2020 is unchanged.